Business Combination - Additional Information (Detail) - USD ($)		9 Months Ended	12 Months Ended
	Jan. 25, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	May 31, 2025	May 15, 2025	Dec. 27, 2024	Jan. 31, 2024	May 10, 2022
Business Combination [Line Items]
Cash		$ 702,154	$ 702,154	$ 0
Common Stock, Par or Stated Value Per Share						$ 10
ColdQuanta, Inc. dba Infleqtion [Member]
Business Combination [Line Items]
Common Stock, Value, Issued		$ 5,000	$ 5,000	$ 5,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common Stock, Shares, Issued		50,227,011	50,227,011	45,512,715
Impairment of Intangible Assets, Finite-Lived			$ 0
ColdQuanta, Inc. dba Infleqtion [Member] | Morton Acquisition [Member]
Business Combination [Line Items]
Business Combination, Voting Equity Interest Acquired, Percentage	100.00%							100.00%	100.00%
Business Combination, Consideration Transferred	$ 3,900,000
Cash	2,600,000
Common Stock, Value, Issued	$ 400,000	$ 50,000	$ 50,000
Common Stock, Par or Stated Value Per Share	$ 0.37
Common Stock, Shares, Issued	1,179,246	86,271	86,271
Business Combination, Contingent Consideration, Asset	$ 400,000
Business Combination, Consideration Transferred, Tangible and Intangible Assets, Excluding Cash	500,000
Business Combination contigent Consideration Include Cash	$ 200,000	$ 100,000	$ 100,000		$ 200,000
Business Combination contigent Consideration Include Common Stock Issue	1,725,415	948,979	948,979		1,639,145
Contingent Consideration Classified as Equity, Fair Value Disclosure	$ 400,000
Amount Of Payment In Cash Related To Contigent Consideration				$ 12,000
Derecognized Of Liability And Recognized	400,000
Amount Of Deferred Employee Compensation Paid For Acquisition Agreement	$ 800,000
Share Of Deferred Employee Compensation Paid For Acquisition Agreement	1,552,875
Amount Of Deferred Employee Compensation Cash Paid For Acquisition Agreement	$ 200,000
Business Combination, Goodwill, Expected Tax Deductible, Amount		$ 1,500,000	$ 1,500,000
Impairment of Intangible Assets, Finite-Lived			0
ColdQuanta, Inc. dba Infleqtion [Member] | Morton Acquisition [Member] | Other Intangible Assets [Member]
Business Combination [Line Items]
In Process Research And Development Acquired		2,200	$ 2,200
Finite-Lived Intangible Assets Acquired		$ 2,300,000